RELATED PARTIES (Details Narrative) - USD ($)		6 Months Ended
	Jan. 13, 2025	Jun. 30, 2026
Related Party Transaction [Line Items]
Accrued compensation		$ 106,250
Accrued compensation		66,438
Wenbo Wang [Member]
Related Party Transaction [Line Items]
Compensation to directors		15,000
Wanli Wang [Member]
Related Party Transaction [Line Items]
Compensation to directors		15,000
Jonathan Zhang [Member]
Related Party Transaction [Line Items]
Compensation to directors		15,000
Huijie Gao [Member]
Related Party Transaction [Line Items]
Compensation to directors		$ 15,000
First Nine Months Period [Member]
Related Party Transaction [Line Items]
Annual compensation	$ 50,000
Three Months Period [Member]
Related Party Transaction [Line Items]
Annual compensation	$ 30,000